NOTES PAYABLE	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jul. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

7. NOTES PAYABLE – RELATED PARTY

Notes payable- related party are summarized in the following table (in thousands):

	As of December 31, 2025	As of July 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$470	$445
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$620	$595

(a) The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

On August 15, 2023, the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026. This promissory note may also be prepaid in advance of the maturity date without penalty.

On September 25, 2024, October 23, 2024, January 23, 2025 and August 27, 2025, the Company entered into new promissory note agreements with Frost Gamma in the aggregate principal amount of $120,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

There were no payments made on the promissory notes to Frost Gamma and as such, total outstanding notes payable balance was $470,000 and $445,000 as of December 31, 2025 and July 31, 2025, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory to extend the maturity date from December 31, 2025 to June 30, 2026.

(b) The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

There were no payments made on the promissory notes to Dr. Hsiao and as such, total outstanding notes payable balance was $150,000 as of December 31, 2025 and July 31, 2025, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory notes to extend the maturity date from December 31, 2025 to June 30, 2026.

6. NOTES PAYABLE

Related Party notes

Notes payable - related party are summarized in the following table (in thousands):

	As of June 30, 2026	As of December 31, 2025

(a) Notes payable- Frost Gamma Investments Trust	$150	$470
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$300	$620

(a) Between the years 2021 through 2025, the Company issued several promissory notes to Frost Gamma Investments Trust (“Frost Gamma”) totaling $470,000 in the principal amount, which remained outstanding as of December 31, 2025. The promissory notes carry similar terms, including accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty.

During 2026, the Company entered into two additional promissory notes with Frost Gamma in the aggregate principal amount of $300,000. The promissory notes carry terms similar to those promissory notes issued in prior years and accrues interest at a rate of 11% per annum, payable on the maturity date on June 30,2026. The promissory notes may also be prepaid in advance of the maturity date without penalty. In June 2026, the Company made principal and interest payments of $620,000 and $88,000, respectively, to the Frost Gamma promissory notes, reducing the outstanding principal and accrued interest balance to $150,000 and $70,000, respectively, as of June 30, 2026.

On June 30, 2026, the Company amended the remaining outstanding promissory notes to Frost Gamma to extend their maturity date from June 30, 2026, to September 30, 2026.

Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

(b) As of December 31, 2025, the Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively or an aggregate principal amount of $150,000. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on September 30, 2026, as amended on June 30, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty.

On May 7, 2026, the Company entered into a new promissory note agreement with Jane Hsiao in the principal amount of $100,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty. In June 2026, the Company fully settled the promissory note issued in May 7, 2026. As such, the outstanding principal and accrued interest balance of the promissory notes to Jane Hsiao as of June 30, 2026 was $150,000 and $70,000, respectively.

Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

Convertible Note- Unrelated party

On June 24, 2026, the Company, and Defender Opportunity LLC, a Delaware limited liability company (the “Buyer” or the “Holder”), entered into a Note Purchase Agreement, pursuant to which the Company sold the Buyer a Convertible Promissory Note (the “Convertible Note”) in the principal amount of $809,706 (the “Note Sale Transaction”). The proceeds from the Note Sale Transaction were used by the Company to repay in full the amounts due under certain outstanding promissory notes of the Company (the “Prepaid Notes”), consisting of an aggregate of $720,000 in principal and an aggregate of $89,706 of accrued and unpaid interest due thereon. The Prepaid Notes were held by Dr. Jane Hsaio, an officer and director of the Company and beneficial owner of more than 10% of the Company’s common stock, and Dr. Phillip Frost, a director of the Company and beneficial owner of more than 10% of the Company’s common stock. The Buyer is not an affiliate of the Company, Dr. Frost or Dr. Hsiao.

The Convertible Note was issued on June 24, 2026 (the “Original Issue Date”) and has a stated maturity date of December 31, 2026 (the “Convertible Note Maturity Date”). The Convertible Note may not be prepaid in whole or in part without the prior written consent of the Holder. The Convertible Note bears interest at the rate of 11% per annum from the Original Issue Date until November 12, 2026, and 22% per annum thereafter, and shall be due and payable upon the earlier of (i) the conversion in full of the Convertible Note after November 12, 2026, (ii) any prepayment of the Convertible Note with the consent of the Holder, or (iii) the Convertible Note Maturity Date; provided, however, that no interest will be payable on the Convertible Note if the Merger (as defined below) is consummated on or before September 30, 2026. Amounts due under the Convertible Note may be converted into shares of the Company’s Common Stock (the “Conversion Shares”), at any time at the option of the Holder, at a conversion price of $2.95 per share (the “Conversion Price”). In addition, the full amount due under the Convertible Note will automatically convert into Conversion Shares at the Conversion Price upon the closing of the merger (the “Merger”) contemplated by the Agreement and Plan of Merger and Reorganization the Company entered into with Gravitics, Inc., dated March 6, 2026 (as previously reported in a Current Report on Form 8-K the Company filed with the Securities and Exchange Commission (“SEC”) on March 12, 2026). Notwithstanding the foregoing, the Holder’s conversion of amounts due under the Convertible Note is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the option of the Holder. The Conversion Price and number of Conversion Shares issuable upon conversion of the Convertible Note is subject to adjustment from time to time for any subdivision or consolidation of the Company’s shares and other standard dilutive events. As of June 30, 2026, the notes are contingently convertible in 275,069 shares of our common stock.

7. NOTES PAYABLE – RELATED PARTY

Notes payable- related party are summarized in the following table (in thousands):

	As of July 31, 2025	As of July 31, 2024

(a) Notes payable- Frost Gamma Investments Trust	$445	$350
(b) Notes payable- Dr. Jane Hsiao	150	150
Total Notes payable - related party	$595	$500

(a) The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.

On August 15, 2023, the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026. This promissory note may also be prepaid in advance of the maturity date without penalty.

On September 25, 2024, October 23, 2024, January 23, 2025 and August 27, 2025, the Company entered into new promissory note agreements with Frost Gamma in the aggregate principal amount of $120,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

There were no payments made on the promissory notes to Frost Gamma and as such, total outstanding notes payable balance was $445,000 and $350,000 as of July 31, 2025 and 2024, respectively.

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory to extend the maturity date from December 31, 2025 to June 30, 2026.

(b) The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.

There were no payments made on the promissory notes to Dr. Hsiao and as such, total outstanding notes payable balance was $150,000 as of July 31, 2025 and 2024, respectively.